INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Taxes [Abstract]
Disclosure of reconciliation of tax rate
	For the year ended December 31,
	2022	2021	2020
	US Dollars in thousands
Loss before taxes on income	(37,058)	(24,137)	(6,098)
Tax rate	23%	23%	23%
Theoretical tax benefit	8,523	5,551	1,402
Share-based payment expenses which are not deductible	(2,012)	(2,035)	(682)
Carry forward losses without deferred taxes recognition	(6,872)	(3,249)	(527)
Other	(90)	(899)	(178)
Effective tax benefit (expense)	(451)	(632)	15

Disclosure of deferred taxes
	Intangible assets	Provisions for employee rights	Other	Losses for tax purposes	Total
	US Dollars in thousands
Balance at January 1, 2022	(1,111)	-	-	23	(1,088)
Change in 2022:
Recognized in income statement	(77)	44	44	170	181
Recognized in translation currency difference reserve	114	-	-	-	114
Balance at December 31, 2022	(1,074)	44	44	193	(793)

Balance at January 1, 2021	(998)	208	91	414	(285)
Change in 2021:
Recognized in income statement	665	(208)	(91)	(391)	(25)
Deferred taxes created in acquisition of subsidiary	(747)	-	-	-	(747)
Recognized in translation currency difference reserve	(31)	-	-	-	(31)
Balance at December 31, 2021	(1,111)	-	-	23	(1,088)

Balance at January 1, 2020	(935)	129	87	473	(246)
Change in 2020:
Recognized in income statement	206	79	4	(59)	230
Deferred taxes created in acquisition of subsidiary	(241)	-	-	-	(241)
Recognized in translation currency difference reserve	(28)	-	-	-	(28)
Balance at December 31, 2020	(998)	208	91	414	(285)

Disclosure of deferred taxes as of statement of financial position
	December 31,
	2022	2021
	US Dollars in thousands
Non-current assets	-	-
Non-current liabilities	(793)	(1,088)
	(793)	(1,088)

Disclosure of taxes on profit or loss
	For the year ended December 31,
	2022	2021	2020
	US Dollars in thousands
Current tax expenses	(632)	(607)	(215)
Deferred tax income (expenses)	181	(25)	230
	(451)	(632)	15